Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.56%
Corporate Revenue Bonds — 2.14%
Cottonwood Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$ 731,910
Minnesota Municipal Gas Agency Revenue
(Subordinate) Series A 4.00% 12/1/52 •	2,000,000	2,003,980
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	8,665,000	8,137,475
		10,873,365
Education Revenue Bonds — 20.85%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	751,153
Series A 4.25% 7/1/47	1,550,000	1,182,325
Series A 4.375% 7/1/52	400,000	302,016
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,136,920
Series A 5.00% 3/1/39	385,000	348,695
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	242,718
Series A 5.00% 7/1/45	1,705,000	1,556,392
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	1,994,260
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	654,710
Series A 5.00% 11/1/48	2,800,000	2,470,748
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	380,713
Forest Lake Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	383,896
Series A 5.375% 8/1/50	1,690,000	1,613,848
Series A 5.50% 8/1/36	580,000	582,506
Series A 5.75% 8/1/44	1,190,000	1,193,439
NQ-301 [11/22] 01/23 (2682227)    1

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	$ 739,349
Series A 5.00% 7/1/47	2,290,000	2,073,687
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	566,527
Series A 5.00% 7/1/44	2,545,000	2,319,360
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	711,420
Series A 5.50% 6/1/57	500,000	472,765
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	289,146
Series A 144A 5.375% 7/1/42 #	880,000	818,048
Series A 144A 5.50% 7/1/52 #	1,440,000	1,316,722
Series A 144A 5.50% 7/1/57 #	1,120,000	1,011,718
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	470,705
5.50% 8/1/49	2,260,000	2,264,068
Minnesota Higher Education Facilities Authority
Series A 5.00% 10/1/32	715,000	760,674
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,224,800
5.00% 5/1/47	250,000	229,835
(Carleton College)
4.00% 3/1/35	1,000,000	1,020,170
4.00% 3/1/36	415,000	421,682
5.00% 3/1/44	1,275,000	1,350,314

(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	911,230
(College of St. Scholastica)
4.00% 12/1/29	280,000	280,650
4.00% 12/1/30	290,000	289,971
4.00% 12/1/33	500,000	489,325
4.00% 12/1/34	500,000	483,575
4.00% 12/1/40	1,200,000	1,098,696

(Gustavus Adolphus College) 5.00% 10/1/47	6,600,000	6,747,642
2    NQ-301 [11/22] 01/23 (2682227)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	$ 896,131
Series A 5.00% 10/1/35	875,000	917,971
Series A 5.00% 10/1/45	2,120,000	2,171,558
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	520,455
Series 8-I 5.00% 10/1/33	250,000	259,783
(St. Olaf College)
3.00% 10/1/38	1,000,000	844,720
4.00% 10/1/46	1,625,000	1,547,504
4.00% 10/1/50	565,000	530,535
Series 8-G 5.00% 12/1/31	745,000	783,829
Series 8-G 5.00% 12/1/32	670,000	704,726
Series 8-N 4.00% 10/1/35	500,000	501,920

(Trustees of the Hamline University of Minnesota) Series B 5.00% 10/1/37	955,000	969,793
(Trustees of The Hamline University)
Series B 5.00% 10/1/38	1,000,000	1,013,820
Series B 5.00% 10/1/39	940,000	951,938
Series B 5.00% 10/1/40	625,000	631,894
Series B 5.00% 10/1/47	1,060,000	1,066,222
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,448,216
4.00% 10/1/37	750,000	741,472
4.00% 10/1/44	1,800,000	1,683,846
5.00% 10/1/40	2,395,000	2,516,283
Series 8-L 5.00% 4/1/35	1,250,000	1,309,262
Series A 4.00% 10/1/34	400,000	404,428
Series A 4.00% 10/1/36	500,000	499,385

(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,860,404
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	715,000	585,077
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	4,990,000	5,393,641
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	497,240
Series A 5.00% 9/1/44	1,165,000	1,024,396
NQ-301 [11/22] 01/23 (2682227)    3

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Regents Of The University Of Minnesota General Obligation Bonds
Series A 5.00% 9/1/42	1,000,000	$ 1,067,770
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	640,911
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,617,676
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	210,000	207,656
Series A 144A 5.50% 7/1/52 #	735,000	719,197
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	250,000	229,983
Series A 5.75% 9/1/46	1,000,000	1,000,300
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	431,330
Series A 4.125% 9/1/47	1,750,000	1,382,745

(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,344,773
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/30	300,000	309,777
University of Minnesota
Series A 5.00% 4/1/34	3,040,000	3,216,989
Series A 5.00% 9/1/34	1,125,000	1,224,484
Series A 5.00% 4/1/35	3,175,000	3,352,641
Series A 5.00% 4/1/36	2,650,000	2,795,697
Series A 5.00% 4/1/37	1,125,000	1,184,670
Series A 5.00% 11/1/39	5,880,000	6,492,402
Series A 5.00% 9/1/40	1,560,000	1,672,008
Series A 5.00% 9/1/41	750,000	801,727
		106,125,603
Electric Revenue Bonds — 8.77%
Central Minnesota Municipal Power Agency Revenue
(Brookings - Southeast Twin Cities Transmission Project) 4.00% 1/1/42 (AGM)	340,000	336,359
4    NQ-301 [11/22] 01/23 (2682227)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	$ 371,200
Series A 5.00% 10/1/30	1,150,000	1,217,723
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,001,010
5.00% 10/1/29	395,000	410,804
5.00% 10/1/30	500,000	519,825
5.00% 10/1/33	1,205,000	1,248,838
5.00% 10/1/47	2,000,000	2,089,860
Series A 5.00% 10/1/30	1,060,000	1,102,029
Series A 5.00% 10/1/34	750,000	777,285
Series A 5.00% 10/1/35	1,525,000	1,579,641
Northern Municipal Power Agency (Minnesota) Electric System Revenue Bonds
5.00% 1/1/28	210,000	226,907
5.00% 1/1/29	220,000	237,481
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	576,034
5.00% 1/1/28	350,000	372,715
5.00% 1/1/29	585,000	621,896
5.00% 1/1/30	520,000	552,640
5.00% 1/1/31	200,000	215,688
5.00% 1/1/32	210,000	226,271
5.00% 1/1/35	160,000	171,307
5.00% 1/1/36	180,000	192,289
5.00% 1/1/41	400,000	424,140
Series A 5.00% 1/1/25	125,000	125,238
Series A 5.00% 1/1/26	425,000	425,808
Series A 5.00% 1/1/31	520,000	520,920
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	317,125
Series AAA 5.25% 7/1/25 ‡	250,000	185,625
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,392,187
Series WW 5.00% 7/1/28 ‡	1,775,000	1,313,500
Series WW 5.25% 7/1/33 ‡	1,250,000	928,125
Series XX 4.75% 7/1/26 ‡	260,000	191,425
Series XX 5.25% 7/1/40 ‡	750,000	556,875
Series XX 5.75% 7/1/36 ‡	925,000	693,750
Series ZZ 4.75% 7/1/27 ‡	210,000	154,613
NQ-301 [11/22] 01/23 (2682227)    5

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	350,000	$ 259,875
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,492,078
Series A 5.00% 12/1/47	2,265,000	2,412,112
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,370,928
Series A 5.00% 1/1/42	1,500,000	1,615,485
Series A 5.00% 1/1/46	2,000,000	2,082,900
Series A 5.00% 1/1/47	3,130,000	3,346,940

(Capital Appreciation) Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,702,450
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	1,235,000	1,280,522
Series A 4.00% 10/1/31	885,000	916,276
Series A 4.00% 10/1/33	365,000	373,077
Western Minnesota Municipal Power Agency Power Supply Revenue Refunding Bonds
Series A 5.00% 1/1/30	1,000,000	1,129,940
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/26	1,000,000	1,002,020
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,375,699
		44,637,435
Healthcare Revenue Bonds — 26.97%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	307,069
5.125% 11/1/49	1,100,000	921,008
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	397,125
4.00% 9/1/61	500,000	378,340
(PHS Senior Housing, Inc. Orchard Path Project)
5.00% 9/1/43	465,000	460,815
5.00% 9/1/58	3,220,000	3,075,454
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	967,567
6    NQ-301 [11/22] 01/23 (2682227)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
2nd Tier Series B 5.25% 1/1/37	480,000	$ 338,160
4th Tier Series D 7.25% 1/1/52	2,580,000	1,624,574

(Senior Living LLC Project) 4th Tier Series D 7.00% 1/1/37	1,585,000	1,091,447
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	1,935,413
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	413,951
5.00% 6/1/48	1,000,000	862,090
5.00% 6/1/53	2,450,000	2,046,534
Center City Health Care Facilities Revenue
5.00% 11/1/24	600,000	616,050
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	477,565
4.00% 11/1/41	2,000,000	1,793,300
4.50% 11/1/34	1,700,000	1,701,785
5.00% 11/1/26	500,000	512,070
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	419,910
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	93,575
5.00% 5/1/44	1,500,000	1,362,525
5.00% 5/1/51	1,585,000	1,396,290
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	272,415
Series A 144A 5.00% 8/1/46 #	2,380,000	2,214,447
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	650,693
Series A 5.00% 4/1/40	705,000	618,567
Series A 5.00% 4/1/48	315,000	261,062
NQ-301 [11/22] 01/23 (2682227)    7

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	$ 1,910,220
Series A 5.00% 2/15/53	2,850,000	2,864,620
Series A 5.25% 2/15/58	7,250,000	7,349,615
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	584,392
Series A 4.00% 6/15/34	215,000	203,467
Series A 4.00% 6/15/36	590,000	543,638
Series A 4.00% 6/15/37	380,000	345,367
Series A 4.00% 6/15/38	150,000	134,672
Series A 4.00% 6/15/39	150,000	133,217
Series B 5.25% 6/15/52	500,000	503,885

(St. Luke's Hospital Of Duluth Obligated Group) Series A 4.00% 6/15/36	400,000	368,568
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	500,265
4.00% 4/1/25	660,000	659,967
4.00% 4/1/31	60,000	58,517
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	575,863
5.75% 2/1/44	500,000	417,995

(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	270,992
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,837,360
5.00% 5/1/27	1,400,000	1,477,098
5.00% 5/1/29	1,000,000	1,047,730
5.00% 5/1/30	850,000	890,154
5.00% 5/1/31	500,000	522,085
5.00% 5/1/32	500,000	519,165
(North Memorial Health Care)
4.00% 9/1/35	350,000	326,277
5.00% 9/1/31	1,000,000	1,027,940
5.00% 9/1/32	1,000,000	1,024,270
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	2,920,890
8    NQ-301 [11/22] 01/23 (2682227)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	4,000,000	$ 3,894,720
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	5,023,088
Series A 5.00% 11/15/33	500,000	516,995
Series A 5.00% 11/15/34	500,000	515,470
Series A 5.00% 11/15/35	1,000,000	1,054,980
Series A 5.00% 11/15/44	1,000,000	1,015,870
Series A 5.00% 11/15/49	6,615,000	6,758,016
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	460,545
5.25% 11/1/45	1,950,000	1,775,807
5.375% 11/1/50	455,000	416,675
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,681,130
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,011,439
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,000,000	3,071,160
5.00% 11/15/57	6,250,000	6,739,938
Sartell Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
Series A 5.00% 9/1/32	1,000,000	961,110
Series A 5.00% 9/1/35	250,000	231,705
Series A 5.30% 9/1/37	1,200,000	1,133,004
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,176,174
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	910,626
5.00% 9/1/24	575,000	592,342
5.00% 9/1/25	750,000	770,182
5.00% 9/1/26	575,000	589,203
5.00% 9/1/27	405,000	414,218
5.00% 9/1/28	425,000	433,849
NQ-301 [11/22] 01/23 (2682227)    9

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/29	425,000	$ 433,385
5.00% 9/1/34	730,000	737,271
St Paul, Minnesota Housing And Redevelopment Authority Health Care Facilities Revenue
(Healthpartners Obligated Group) Series A 5.00% 7/1/30	2,200,000	2,280,828
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	4,814,433
5.00% 5/1/48	4,690,000	4,796,650
Series A 4.00% 5/1/37	1,765,000	1,743,485
Series A 5.00% 5/1/46	5,275,000	5,372,746
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,253,853
Series A 5.00% 11/15/47	1,560,000	1,590,888

(HealthPartners Obligated Group Project) Series A 5.00% 7/1/33	4,760,000	4,910,130
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,623,902
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	470,370
Series A 5.375% 5/1/43	500,000	424,380
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	432,345
4.00% 8/1/44	800,000	657,928
5.00% 8/1/49	1,000,000	950,510
5.00% 8/1/54	875,000	815,850
West St. Paul Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	210,375
4.75% 11/1/52	750,000	602,790
10    NQ-301 [11/22] 01/23 (2682227)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	$ 1,783,945
		137,282,340
Housing Revenue Bonds — 0.50%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	630,000	471,316
Series I 2.20% 1/1/51	1,195,000	824,681
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,262,423
		2,558,420
Lease Revenue Bonds — 1.86%
Hibbing Minnesota, Independent School District No. 701
Series A 3.00% 3/1/41	1,250,000	1,036,925
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,250,000	1,259,313
Series A 5.00% 6/1/43	3,835,000	3,859,812
Minnesota Housing Finance Agency
(State Appropriation–Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,613,186
Series C 5.00% 8/1/35	1,645,000	1,694,827
		9,464,063
Local General Obligation Bonds — 13.33%
Anoka-Hennepin Independent School District No. 11
3.00% 2/1/45	2,600,000	2,110,004
Series A 3.00% 2/1/43	750,000	634,808

(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/32	300,000	315,969
Blooming Prairie Independent School District No. 756
(School Building) Series A 3.00% 2/1/33	200,000	198,518
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/38	1,500,000	1,524,660
NQ-301 [11/22] 01/23 (2682227)    11

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	$ 942,706
Series A 4.00% 2/1/29	1,800,000	1,843,812
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,044,217
City of Marshall
Series B 4.00% 4/1/28	275,000	291,684
Duluth
(DECC Improvement)
Series A 5.00% 2/1/30	630,000	669,136
Series A 5.00% 2/1/32	1,000,000	1,056,840
Series A 5.00% 2/1/33	3,585,000	3,779,916
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	162,766
Series A 4.00% 2/1/28	1,250,000	1,270,425
Elk River Minnesota, Independent School District No. 728
3.00% 2/1/40	1,555,000	1,322,807
Hennepin County
Series A 5.00% 12/1/26	2,635,000	2,870,068
Series A 5.00% 12/1/36	940,000	1,010,171
Series A 5.00% 12/1/37	2,850,000	3,087,548
Series A 5.00% 12/1/37	1,000,000	1,073,480
Series A 5.00% 12/1/38	3,310,000	3,578,309
Series B 5.00% 12/1/30	1,000,000	1,089,210
Series C 5.00% 12/1/28	1,500,000	1,687,335
Series C 5.00% 12/1/30	1,245,000	1,356,066
Series C 5.00% 12/1/37	3,000,000	3,220,440
Independent School District No. 181 (Brainerd Public Schools), Minnesota General Obligation School Building Bonds
Series A 4.00% 2/1/42	3,500,000	3,530,695
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program) Series B 4.00% 2/1/28	1,000,000	1,057,060
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/30	445,000	464,705
12    NQ-301 [11/22] 01/23 (2682227)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Health Care System Revenue
(Green Bonds) 3.00% 12/1/42	3,400,000	$ 2,852,600
Minneapolis Special School District No. 1
Series A 4.00% 2/1/37	600,000	611,622
Series A 4.00% 2/1/38	625,000	634,412
Series A 5.00% 2/1/33	1,420,000	1,689,559
Series B 4.00% 2/1/36	945,000	970,506
Series B 4.00% 2/1/37	1,255,000	1,279,309
Series B 4.00% 2/1/38	1,305,000	1,324,653
Series D 5.00% 2/1/33	1,710,000	1,973,802
Series D 5.00% 2/1/34	1,900,000	2,181,694

(Minneapolis) 4.00% 2/1/39	600,000	609,228
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,018,990
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,362,077
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	1,987,829
St. Paul Independent School District No. 625
(School Building) Series D 4.00% 2/1/32	200,000	209,344
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	1,950,000	2,129,088
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	3,400,000	2,821,898
		67,849,966
Pre-Refunded/Escrowed to Maturity Bonds — 2.20%
Rochester Electric Utility Revenue
Series B 5.00% 12/1/31-23 §	1,365,000	1,397,897
Series B 5.00% 12/1/33-23 §	300,000	307,230
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project) 5.00% 7/1/33-23 §	650,000	658,866
NQ-301 [11/22] 01/23 (2682227)    13

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	$ 964,718
Series A 5.00% 11/15/30-25 §	670,000	710,287
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,101,920
Series A 5.00% 1/1/46-24 §	3,000,000	3,076,440
		11,217,358
Special Tax Revenue Bonds — 4.61%
Commonwealth of Puerto Rico
(Subordinate)
0.01% 11/1/51 •	3,501,999	1,243,210
3.035% 11/1/43 •	1,169,897	533,765
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	254,718
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	693,055
Series A-1 0.109% 7/1/51 ^	31,552,000	5,936,824
Series A-1 4.75% 7/1/53	12,200,000	11,147,140
Series A-1 5.00% 7/1/58	1,500,000	1,423,215
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	680,100
Series G 5.00% 11/1/31	1,500,000	1,556,340
		23,468,367
State General Obligation Bonds — 10.58%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	191,584	160,120
Series A-1 4.00% 7/1/41	988,988	794,869
Minnesota State
Series A 4.00% 9/1/38	625,000	651,200
Series A 5.00% 8/1/30	1,250,000	1,400,838
Series A 5.00% 8/1/35	2,975,000	3,278,986
Series A 5.00% 8/1/39	1,000,000	1,141,200
Series A 5.00% 8/1/41	1,500,000	1,695,855

(State Trunk Highway) Series E 5.00% 10/1/26	4,875,000	5,293,421
14    NQ-301 [11/22] 01/23 (2682227)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
(Various Purposes)
Series A 4.00% 9/1/39	670,000	$ 692,854
Series A 4.00% 9/1/40	1,410,000	1,451,905
Series A 5.00% 8/1/27	7,590,000	8,050,561
Series A 5.00% 8/1/29	2,500,000	2,649,700
Series A 5.00% 8/1/30	4,200,000	4,357,038
Series A 5.00% 8/1/32	3,875,000	4,011,555
Series A 5.00% 8/1/33	2,075,000	2,307,711
Series A 5.00% 10/1/33	3,000,000	3,289,980
Series A 5.00% 8/1/35	500,000	558,925
Series A 5.00% 8/1/38	2,450,000	2,675,302
Series D 5.00% 8/1/26	6,000,000	6,492,540
Series D 5.00% 8/1/27	2,525,000	2,732,277
State Of Minnesota General Obligation State Various Purpose Bonds
Series A 4.00% 9/1/34	130,000	139,238
		53,826,075
Transportation Revenue Bonds — 5.24%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
Series B 5.00% 1/1/31 (AMT)	960,000	1,026,192
(Senior)
Series C 5.00% 1/1/29	410,000	440,783
Series C 5.00% 1/1/33	850,000	908,378
Series C 5.00% 1/1/36	600,000	632,028
Series C 5.00% 1/1/41	600,000	623,220
Series C 5.00% 1/1/46	1,595,000	1,647,284
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,016,800
Series A 5.00% 1/1/44	3,000,000	3,106,980
Series B 5.00% 1/1/35	1,205,000	1,289,278
Series B 5.00% 1/1/44 (AMT)	12,600,000	12,904,416
Series B 5.00% 1/1/47 (AMT)	1,000,000	1,025,770
Series B 5.00% 1/1/49 (AMT)	2,000,000	2,035,760
		26,656,889
Water & Sewer Revenue Bonds — 1.51%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,269,760
NQ-301 [11/22] 01/23 (2682227)    15

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	3,225,000	$ 3,374,124
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,042,940
		7,686,824
Total Municipal Bonds (cost $524,461,351)		501,646,705

Short-Term Investments — 0.55%
Variable Rate Demand Notes — 0.55%¤
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.99% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	500,000	500,000
Series B-2 1.03% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	2,300,000	2,300,000
Total Short-Term Investments (cost $2,800,000)		2,800,000
Total Value of Securities—99.11% (cost $527,261,351)		504,446,705

Receivables and Other Assets Net of Liabilities—0.89%		4,531,901
Net Assets Applicable to 45,644,698 Shares Outstanding—100.00%		$508,978,606
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $15,718,734, which represents 3.09% of the Fund's net assets.
16    NQ-301 [11/22] 01/23 (2682227)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
NQ-301 [11/22] 01/23 (2682227)    17